Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Debt Instrument [Line Items]
Carrying Value	$ 2,442.1	[1]	$ 1,958.2	[1]
Fair Value	2,664.7		2,105.7
6.375% Senior Notes due 2012
Debt Instrument [Line Items]
Carrying Value	350.0		349.6
Fair Value	350.5		369.3
7% Notes due 2013
Debt Instrument [Line Items]
Carrying Value	149.7		149.6
Fair Value	162.4		165.0
3.75% Senior Notes due 2021
Debt Instrument [Line Items]
Carrying Value	497.0		0
Fair Value	525.3		0
6 5/8% Senior Notes due 2029
Debt Instrument [Line Items]
Carrying Value	295.0		294.8
Fair Value	364.4		329.9
6.25% Senior Notes due 2032
Debt Instrument [Line Items]
Carrying Value	394.4		394.2
Fair Value	492.4		433.3
6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067
Debt Instrument [Line Items]
Carrying Value	756.0		770.0
Fair Value	$ 769.7		$ 808.2

[1]	Consists of both short- and long-term debt. See Note 4 - Debt for further discussion.